Convertible Notes and Non-Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Convertible Notes and Non-Convertible Promissory Notes [Abstract]
Convertible Notes and Non-Convertible Promissory Notes

6. Convertible Notes and Non-Convertible Promissory Notes

The Company accounts for convertible promissory notes in accordance with ASC 470, Debt. Upon issuance of convertible notes with detachable warrants or other freestanding instruments, the Company allocates the total proceeds among the individual instruments based on their relative fair values at the date of issuance if all instruments are classified as equity or using the residual method if any instrument is classified as a liability.

Unamortized debt discount is presented as a direct reduction of the related notes payable on the consolidated balance sheet and is amortized to interest expense over the term of the note using the effective interest method.

2023 Convertible Notes

On July 31, 2023, the Company entered into a Note and Warrant Purchase Agreement (the “July 2023 NPA”) with multiple accredited investors. The July 2023 NPA authorized the issuance of convertible promissory notes (the “2023 Notes”) in an aggregate principal amount not to exceed $8,000,000, together with freestanding warrants to purchase shares of the Company’s common stock (the “Change of Control” and the “Conversion Warrants”). The Company issued $8,000,000 in total principal. The 2023 Notes are unsecured obligations of the Company.

The 2023 Notes bore interest at 8% per annum, and were originally scheduled to mature on July 31, 2025. The 2023 Notes were convertible into shares of the Company’s preferred stock upon certain triggering events, including a qualified financing, a change of control, an initial public offering, or at maturity at the election of the holders.

The Company concluded that the embedded conversion feature in the 2023 Notes required bifurcation as a derivative liability under ASC 815-15. The bifurcated derivative was recorded at fair value at issuance, with the resulting debt discount amortized to interest expense using the effective interest method. Subsequent changes in fair value were recognized in the statements of operations prior to extinguishment as described below. See Note 4 — Fair Value Measurements.

Each 2023 Note was issued with a freestanding Change of Control and Conversion Warrant to purchase shares of the Company’s common stock at an exercise price of $0.01 per share. The Change of Control and Conversion Warrants are classified as derivative liabilities and measured at fair value through earnings. See Note 7 — Derivative Liabilities and Note 4 — Fair Value Measurements.

On July 18, 2025, the Company and the holders of more than 50% of the aggregate outstanding principal amount of the 2023 Notes executed an Omnibus Amendment to the July 2023 NPA. The 2023 NPA Amendment restructured the conversion mechanics of the 2023 Notes including reducing the threshold for automatic conversion from $20,000,000 to $1,000,000 in preferred stock proceeds.

On July 28, 2025, the Company and the Majority in Interest of Investors executed Omnibus Amendment No. 2 to Convertible Promissory Notes (the “July 28 Amendment”), effective as of that date. The July 28 Amendment’s sole substantive modification was to extend the maturity date of all 2023 Notes from July 31, 2025 to September 15, 2025.

The Company evaluated the July 18 Amendment and July 28 Amendment (collectively, the “July 2025 Amendments”) under ASC 470-60 and concluded that the amendments constitute a troubled debt restructuring. At the time of the amendments, the Company was experiencing recurring operating losses, negative operating cash flows, and was unable to repay the 2023 Notes in cash at maturity without the benefit of the amended conversion terms. The Company determined that the reduction in the conversion threshold from $20,000,000 to $1,000,000, together with the maturity extension to September 15, 2025, represented a concession that would not have been available from a market-rate lender given the Company’s financial condition. Because the aggregate undiscounted future cash flows under the restructured terms exceeded the carrying amount of the 2023 Notes at the amendment date, no gain on debt restructuring was recognized.

On September 2, 2025, upon consummation of the qualifying Series B-3 financing (Note 9), the outstanding principal of $8,000,000 and accrued interest of $1,191,035 on the 2023 Notes automatically converted into 3,419,398 shares of Series B-4 Preferred Stock. The Company did not accrue interest from the period June 20, 2025 to the date of the qualifying preferred stock financing as per the Series B-3 financing agreement. Upon conversion, the associated fair value of the embedded derivative liability of $21,302,850 was converted to the carrying value of the preferred stock. No balance remains as of September 30, 2025.

2024 Convertible Notes

On June 14, 2024, the Company entered into a Note Purchase Agreement (the “June 2024 NPA”) with multiple accredited investors, authorizing the issuance of convertible promissory notes (the “2024 Notes”) in an aggregate principal amount not to exceed $10,000,000. The Company issued $1,581,192 in aggregate principal under the June 2024 NPA through the period ended September 30, 2024 and an additional $400,000 in October 2024. The 2024 Notes bore interest at 8% per annum, and were originally scheduled to mature on June 14, 2027. The 2024 Notes were convertible into shares of the Company’s preferred stock upon certain triggering events, including a qualified financing, a change of control, an initial public offering, or at maturity at the election of the holders.

The Company concluded that the embedded conversion feature in the 2024 Notes requires bifurcation as a derivative liability under ASC 815-15. The bifurcated derivative was recorded at fair value at issuance, with the resulting debt discount amortized to interest expense using the effective interest method. Subsequent changes in fair value are recognized in the statements of operations. See Note 4 — Fair Value Measurements.

On July 18, 2025, the Company and the holders of more than 50% of the aggregate outstanding principal amount of the 2024 Notes executed an Omnibus Amendment to Note Purchase Agreement and Convertible Promissory Notes and Warrant Agreement (the “2024 NPA Amendment”). The 2024 NPA Amendment restructured the conversion mechanics of the 2024 Notes on substantially the same terms as the 2023 NPA amendment, including reducing the threshold for automatic conversion from $20,000,000 to $1,000,000 in preferred stock proceeds. In connection with the 2024 NPA Amendment, the Company issued freestanding warrants to purchase shares of the Company’s Voting Common Stock to each investor (the “Conversion Warrants”). The Conversion warrants have the same mechanics as the previous ones issued in connection with the July 2023 NPA. These warrants have an exercise price of $0.01 per share, a variable share count based on the lowest price per share in the triggering financing, and expire on July 18, 2035. They are classified as derivative liabilities and measured at fair value through earnings. See Note 7 — Derivative Liabilities and Note 4 — Fair Value Measurements.

The 2024 NPA Amendment was accounted for as an extinguishment under ASC 470-50 as the present value of modified debt’s cash flows exceeded the present value of the original debt’s remaining cash flows by more than 10% at the time of the amendment. The Company recorded a gain of $1,809,058 on the extinguishment for the period ended September 30, 2025.

On September 2, 2025, upon consummation of a qualifying preferred stock financing, the outstanding principal of $1,981,192 and accrued interest of $138,193 on the 2024 Notes automatically converted into 551,935 shares of Series B-5 Preferred Stock. The Company did not accrue interest from the period June 20, 2025 to the date of the qualifying preferred stock financing as per the September 2, 2025 agreement. Upon conversion, the associated fair value of the embedded derivative liability of $3,438,555 was converted to the carrying value of the preferred stock.

Non-Convertible Promissory Notes

On January 3, 2025, the Company entered into the Note and Warrant Purchase Agreement (“January 2025 NPA”) pursuant to which it agreed to issue secured promissory notes (the “2025 Notes”) and accompanying warrants (see Note 7) to purchase shares of Common Stock to a series of accredited investors. The Company issued $2,000,000 in aggregate principal under the January 2025 NPA and an additional $2,176,510 through August 2025. The 2025 Notes bore interest at 20% per annum, and were originally scheduled to mature on December 31, 2025. See Note 15 – Subsequent events.

On August 8, 2025, the Company and the holders of more than 50% of the aggregate outstanding principal amount of the 2025 Notes executed an Omnibus Amendment to the January 2025 NPA. The Amendment increased the interest rate to 25% for all the promissory note holders. Also, it added an investor cancellation right in which if an Equity Financing occurs on or prior to the maturity date, each investor has the right, at the investor’s option, to cancel the outstanding principal and all accrued interest in exchange for shares of preferred stock at the per-share price paid by other new money purchasers in the equity financing.

The Company evaluated the August 8, 2025 amendment and concluded a substantive conversion option was added, which was the Investor Cancellation Right. This right allows investors to convert their debt into equity upon an equity financing. This feature benefits the investors by providing optionality. It does not reduce the debtor’s interest burden, extend time to payment, or otherwise improve the debtor’s financial position. The feature was entirely absent at issuance. Its addition fundamentally changes the character of the instrument from pure debt to debt with an equity conversion pathway. Given at the time of the amendment , the Company was closing it’s B-3 preferred round, it was determined the cancellation right is a substantive conversion option and under ASC 470-50-40-10, the modification is treated as an extinguishment.

The carrying value of the 2025 Notes was $4,176,510 as of March 31, 2025. The principal payment of $4,176,510 is due on December 31, 2025.

Interest expense recognized on the convertible notes and promissory notes, including amortization of debt discount, was $974,295 and $2,118,140 for the years ended March 31, 2026 and 2025, respectively.

2025 Convertible Promissory Notes

On March 3, 2026, Matternet issued senior secured convertible promissory notes (the “Bridge Notes”) in an aggregate principal amount of $6,000,000 to accredited investors. The Bridge Notes bear interest at 10% per annum (accruing, payable at maturity), mature on September 3, 2026, and are secured by a first-priority lien on all of Matternet’s assets. The notes contain a mandatory conversion feature triggered upon the closing of a specified transaction and a forgiveness of accrued interest upon conversion. The Bridge Notes also entitle holders to contingently issuable warrants upon certain closing conditions.

Upon the closing of a specified transaction (as defined in the Bridge Note agreements), the outstanding principal amount of the Bridge Notes will automatically convert into equity securities of the Company (or a successor entity) at a conversion price equal to 80% of the offering price applicable to such transaction (the “Conversion Price”). Accrued and unpaid interest is forgiven upon conversion and will not be settled in cash or equity. If the specified transaction does not close, the Bridge Notes remain outstanding and are repayable in cash at maturity.

The conversion feature is classified as derivative liability and measured at fair value through earnings. See Note 7 — Derivative Liabilities and Note 4 — Fair Value Measurements.

Upon the closing of the specified transaction described above, each Bridge Note holder will receive warrants (the “Bridge Warrants”) to purchase a number of shares of common stock equal to 100% of the shares initially issuable upon conversion of such holder’s Bridge Notes, at an exercise price equal to the offering price of the specified transaction, with a five-year term. The Bridge Warrants include price-based weighted average anti-dilution protection, subject to customary exceptions, and customary adjustment provisions. The obligation to issue Bridge Warrants is contingent on closing of the specified transaction and does not give rise to a separately recognized liability as of March 31, 2026.

6. Convertible Notes and Non-Convertible Promissory Notes

The Company accounts for convertible promissory notes in accordance with ASC 470, Debt. Upon issuance of convertible notes with detachable warrants or other freestanding instruments, the Company allocates the total proceeds among the individual instruments based on their relative fair values at the date of issuance if all instruments are classified as equity or using the residual method if any instrument is classified as a liability.

Unamortized debt discount is presented as a direct reduction of the related notes payable on the consolidated balance sheet and is amortized to interest expense over the term of the note using the effective interest method.

2023 Convertible Notes

On July 31, 2023, the Company entered into a Note and Warrant Purchase Agreement (the “July 2023 NPA”) with multiple accredited investors. The July 2023 NPA authorized the issuance of convertible promissory notes (the “2023 Notes”) in an aggregate principal amount not to exceed $8,000,000, together with freestanding warrants to purchase shares of the Company’s common stock (the “Change of Control” and the “Conversion Warrants”). The Company issued $8,000,000 in total principal. The 2023 Notes are unsecured obligations of the Company.

The 2023 Notes bore interest at 8% per annum, and were originally scheduled to mature on July 31, 2025. The 2023 Notes were convertible into shares of the Company’s preferred stock upon certain triggering events, including a qualified financing, a change of control, an initial public offering, or at maturity at the election of the holders.

The Company concluded that the embedded conversion feature in the 2023 Notes required bifurcation as a derivative liability under ASC 815-15. The bifurcated derivative was recorded at fair value at issuance, with the resulting debt discount amortized to interest expense using the effective interest method. Subsequent changes in fair value were recognized in the statements of operations prior to extinguishment as described below. See Note 4 — Fair Value Measurements.

Each 2023 Note was issued with a freestanding Change of Control and Conversion Warrant to purchase shares of the Company’s common stock at an exercise price of $0.01 per share. The Change of Control and Conversion Warrants are classified as derivative liabilities and measured at fair value through earnings. See Note 7 — Derivative Liabilities and Note 4 — Fair Value Measurements.

On July 18, 2025, the Company and the holders of more than 50% of the aggregate outstanding principal amount of the 2023 Notes executed an Omnibus Amendment to the July 2023 NPA. The 2023 NPA Amendment restructured the conversion mechanics of the 2023 Notes including reducing the threshold for automatic conversion from $20,000,000 to $1,000,000 in preferred stock proceeds.

On July 28, 2025, the Company and the Majority in Interest of Investors executed Omnibus Amendment No. 2 to Convertible Promissory Notes (the “July 28 Amendment”), effective as of that date. The July 28 Amendment’s sole substantive modification was to extend the maturity date of all 2023 Notes from July 31, 2025 to September 15, 2025.

The Company evaluated the July 18 Amendment and July 28 Amendment (collectively, the “July 2025 Amendments”) under ASC 470-60 and concluded that the amendments constitute a troubled debt restructuring. At the time of the amendments, the Company was experiencing recurring operating losses, negative operating cash flows, and was unable to repay the 2023 Notes in cash at maturity without the benefit of the amended conversion terms. The Company determined that the reduction in the conversion threshold from $20,000,000 to $1,000,000, together with the maturity extension to September 15, 2025, represented a concession that would not have been available from a market-rate lender given the Company’s financial condition. Because the aggregate undiscounted future cash flows under the restructured terms exceeded the carrying amount of the 2023 Notes at the amendment date, no gain on debt restructuring was recognized.

On September 2, 2025, upon consummation of the qualifying Series B-3 financing (Note 9), the outstanding principal of $8,000,000 and accrued interest of $1,191,035 on the 2023 Notes automatically converted into 3,419,398 shares of Series B-4 Preferred Stock. The Company did not accrue interest from the period June 20, 2025 to the date of the qualifying preferred stock financing as per the Series B-3 financing agreement. Upon conversion, the associated fair value of the embedded derivative liability of $21,302,850 was converted to the carrying value of the preferred stock. No balance remains as of September 30, 2025.

2024 Convertible Notes

On June 14, 2024, the Company entered into a Note Purchase Agreement (the “June 2024 NPA”) with multiple accredited investors, authorizing the issuance of convertible promissory notes (the “2024 Notes”) in an aggregate principal amount not to exceed $10,000,000. The Company issued $1,581,192 in aggregate principal under the June 2024 NPA through the period ended September 30, 2024 and an additional $400,000 in October 2024. The 2024 Notes bore interest at 8% per annum, and were originally scheduled to mature on June 14, 2027. The 2024 Notes were convertible into shares of the Company’s preferred stock upon certain triggering events, including a qualified financing, a change of control, an initial public offering, or at maturity at the election of the holders.

The Company concluded that the embedded conversion feature in the 2024 Notes required bifurcation as a derivative liability under ASC 815-15. The bifurcated derivative was recorded at fair value at issuance, with the resulting debt discount amortized to interest expense using the effective interest method. Subsequent changes in fair value were recognized in the statements of operations prior to extinguishment as described below. See Note 4 — Fair Value Measurements.

On July 18, 2025, the Company and the holders of more than 50% of the aggregate outstanding principal amount of the 2024 Notes executed an Omnibus Amendment to Note Purchase Agreement and Convertible Promissory Notes and Warrant Agreement (the “2024 NPA Amendment”). The 2024 NPA Amendment restructured the conversion mechanics of the 2024 Notes on substantially the same terms as the 2023 NPA amendment, including reducing the threshold for automatic conversion from $20,000,000 to $1,000,000 in preferred stock proceeds. In connection with the 2024 NPA Amendment, the Company issued freestanding warrants to purchase shares of the Company’s Voting Common Stock to each investor (the “Conversion Warrants”). The Conversion warrants have the same mechanics as the previous ones issued in connection with the July 2023 NPA. These warrants have an exercise price of $0.01 per share, a variable share count based on the lowest price per share in the triggering financing, and expire on July 18, 2035. They are classified as derivative liabilities and measured at fair value through earnings. See Note 7 — Derivative Liabilities and Note 4 — Fair Value Measurements.

The 2024 NPA Amendment was accounted for as an extinguishment under ASC 470-50 as the present value of modified debt’s cash flows exceeded the present value of the original debt’s remaining cash flows by more than 10% at the time of the amendment. The Company recorded a gain of $1,809,058 on the extinguishment for the period ended September 30, 2025.

On September 2, 2025, upon consummation of the qualifying Series B-3 financing (Note 9), the outstanding principal of $1,981,192 and accrued interest of $138,193 on the 2024 Notes automatically converted into 551,935 shares of Series B-5 Preferred Stock. The Company did not accrue interest from the period June 20, 2025 to the date of the qualifying preferred stock financing as per the Series B-3 financing agreement. Upon conversion, the associated fair value of the embedded derivative liability of $3,438,555 was converted to equity as additional paid-in-capital. No balance remains as of September 30, 2025.

The following table presents the carrying amounts of the convertible promissory notes as of each balance sheet date presented. All outstanding notes converted into preferred stock on September 2, 2025 and no balance remains as of September 30, 2025.

	September 30,
	2025	2024
2023 notes – principal	-	$8,000,000
Less: unamortized debt discount	-	(2,468,190)
2023 notes - carrying value, net	-	5,531,810
2024 notes - principal	-	1,581,192
Less: unamortized debt discount and debt issuance costs	-	(107,595)
2024 notes - carrying value, net	-	1,473,597
Total convertible notes, net	-	$7,005,407

Non-Convertible promissory notes

On January 3, 2025, the Company entered into the Note and Warrant Purchase Agreement (“January 2025 NPA”) pursuant to which it agreed to issue secured promissory notes (the “2025 Notes”) and accompanying warrants (see Note 7) to purchase shares of Common Stock to a series of accredited investors. The Company issued $2,000,000 in aggregate principal under the January 2025 NPA and an additional $2,176,510 through August 2025. The 2025 Notes bore interest at 20% per annum, and were originally scheduled to mature on December 31, 2025. See Note 15 – Subsequent events. The 2025 Notes are secured by a first-priority security interest in substantially all assets of the Company, including accounts receivable, equipment, inventory, intellectual property, deposit accounts, and general intangibles.

On August 8, 2025, the Company and the holders of more than 50% of the aggregate outstanding principal amount of the 2025 Notes executed an Omnibus Amendment to the January 2025 NPA. The Amendment increased the interest rate to 25% for all the promissory note holders. Also, it added an investor cancellation right in which if an Equity Financing occurs on or prior to the maturity date, each investor has the right, at the investor’s option, to cancel the outstanding principal and all accrued interest in exchange for shares of preferred stock at the per-share price paid by other new money purchasers in the equity financing.

The Company evaluated the August 8, 2025 amendment and concluded a substantive conversion option was added, which was the Investor Cancellation Right. This right allows investors to convert their debt into equity upon an equity financing. This feature benefits the investors by providing optionality. It does not reduce the debtor’s interest burden, extend time to payment, or otherwise improve the debtor’s financial position. The feature was entirely absent at issuance, and fundamentally changes the character of the instrument from pure debt to debt with an equity conversion pathway. Given at the time of the amendment, the Company was closing it’s B-3 preferred round, it was determined the cancellation right is a substantive conversion option and under ASC 470-50-40-10, and the modification was treated as an extinguishment. The Company recorded a loss of $236,493 on the extinguishment for the period ended September 30, 2025.

The carrying value of the 2025 Notes was $4,176,510 as of September 30, 2025. The principal payment of $4,176,510 was due on December 31, 2025, prior to extension disclosed in Note 15.

Interest expense recognized on the convertible notes and promissory notes, including amortization of debt discount, was $5,713,626 and $2,727,710 for the years ended September 30, 2025 and 2024, respectively.